Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases
18	Leases
The Group as a lessee
The Group has lease contracts for various items of aircraft, engines, buildings and others used in its operations. Lump sum payments were made upfront to acquire the leased land with lease periods of 40 to 50 years, and no ongoing payments will be made under the terms of these land leases. As at December 31, 2021, the Group had 491 aircraft (2020: 440 aircraft) under leases, which generally have lease terms between 5 and 20 years. Leases of engines generally have lease terms between 5 and 10 years, while buildings generally have lease terms between 2 and 10 years. Others, including motor vehicles, generally have lease term between 2 to 5 years. The Group also has lease contracts for buildings and equipment with lease terms of 12 months or less or is individually of low value. Generally, the Group is restricted from assigning and subleasing the leased assets outside the Group.

(a)	Right-of-use assets
The carrying amounts of the Group’s
right-of-use
assets and the movements during the year are as follows:

	Aircraft, and engines RMB million	Prepayments for land use rights RMB million	Buildings RMB million	Others RMB million	Total RMB million
At January 1, 2020, net of accumulated depreciation	126,464	1,343	824	73	128,704

Additions	7,109	—	1,145	135	8,389
Transfer from investment properties (Note 17)	—	71	—	—	71
Transfer to property, plant and equipment (Note 16)	(6,402)	—	—	—	(6,402)
Transfer to investment properties (Note 17)	—	(8)	—	—	(8)
Disposals	(171)	—	(6)	—	(177)
Depreciation provided during the year	(11,322)	(38)	(948)	(59)	(12,367)

At December 31, 2020 and January 1, 2021,net of accumulated depreciation	115,678	1,368	1,015	149	118,210

Additions	19,206	1,112	1,350	295	21,963
Transfer from investment properties (Note 17)	—	4	—	—	4
Transfer to property, plant and equipment (Note 16)	(809)	—	—	—	(809)
Disposals	(58)	(13)	(24)	(9)	(104)
Depreciation provided during the year	(11,206)	(259)	(834)	(90)	(12,389)

At December 31, 2021	122,811	2,212	1,507	345	126,875

(b)	Lease liabilities
The carrying amount of lease liabilities and the movements during the year are as follows:

	2021	2020
	RMB million	RMB million
Carrying amount at January 1	96,251	110,275
New leases	18,202	7,191
Other addition	486	—
Effect of foreign exchange	(738)	(2,768)
COVID-19-related rent concessions from lessors	—	(3)
Accretion of interest recognised during the year	3,113	3,655
Payments	(18,838)	(22,099)

Carrying amount at December 31,	98,476	96,251

Analysed into:
Current portion	16,350	14,073
Non-current portion	82,126	82,178

The maturity analysis of lease liabilities is disclosed in Note 48 to the consolidated financial statements.

(c)	The amounts recognised in profit or loss in relation to leases are as follows:

	2021	2020
	RMB million	RMB million
Interest on lease liabilities (Note 12)	3,113	3,655
Depreciation charge of right-of-use assets (Note 7)	12,389	12,367
COVID-19-related rent concessions from lessors	—	(3)
Low value and short-term lease rental	383	358

Total amount recognised in profit or loss	15,885	16,377

(d)	The Group has no significant lease contracts that include extension and termination options or contain variable payments.

(e)	The total cash outflow for leases and future cash outflows relating to leases that have not yet commenced are disclosed in Notes 43(d) and 44, respectively, to the consolidated financial statements.
The Group as a lessor
The Group leases its certain investment properties and buildings in the PRC under operating lease arrangements, with leases negotiated for terms ranging from one to thirteen years. The terms of the leases generally require the tenants to pay security deposits and provide for periodic rent adjustments according to the then prevailing market conditions. Rental income recognised by the Group during the year was RMB240 million (2020: RMB257 million; 2019: RMB190 million), details of which are included in Note 5 to the consolidated financial statements.
At December 31, 2021, the undiscounted lease payments receivable by the Group in future periods under non-cancellable
operating leases with its tenants are as follows:

	2021	2020
	RMB million	RMB million
Within one year	135	150
After one year but within two years	74	141
After two years but within three years	69	135
After three years but within four years	57	134
After four years but within five years	53	114
After five years	254	197

	642	871